SIX CIRCLES® TRUST

Six Circles Ultra Short Duration Fund

Supplement dated October 15, 2020

to the Summary Prospectus and Prospectus dated April 30, 2020

Effective immediately, Thomas Musmanno is removed as a portfolio manager to the Six Circles Ultra Short Duration Fund (the “Fund”) and Akiva Dickstein and Scott MacLellan are added. Accordingly, effective immediately, the portfolio manager information for BlackRock for the Fund in the “Risk/Return Summary — Management — Sub-Advisers” section of the Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

BlackRock

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Akiva Dickstein	2020	Managing Director
Scott MacLellan	2020	Director

In addition, effective immediately, the “The Funds’ Management and Administration — The Portfolio Managers — Sub-Advisers — Ultra Short Duration Fund — BlackRock — Portfolio Managers” section of the Prospectus is hereby deleted in its entirety and replaced by the following:

Portfolio Managers:

Akiva Dickstein and Scott MacLellan will serve as portfolio managers to the Ultra Short Duration Fund.

Mr. Dickstein is Head of Customized Multi-Sector Portfolios and Co-Head of Global Inflation Linked Portfolios within BlackRock’s Global Fixed Income Group, and a member of the Global Fixed Income executive team. He is also a portfolio manager of BlackRock’s Core Bond Fund.

Mr. MacLellan is a portfolio manager in BlackRock’s Global Fixed Income Group. He is the co-portfolio manager of BlackRock’s Low Duration Bond Fund and the BGF USD Short Duration Bond Fund. As a lead portfolio manager on the USD short duration fixed income platform, he also focuses on managing multi-sector short duration portfolios and closed-end funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

SUPP-6C-2020-7

SIX CIRCLES® TRUST

Six Circles Ultra Short Duration Fund

Supplement dated October 20, 2020

to the Statement of Additional Information dated April 30, 2020

Effective immediately, the information for BlackRock in the first table and second table with respect to the Six Circles Ultra Short Duration Fund (the “Fund”) in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed — Sub-Advisers” section is hereby deleted and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Ultra Short Duration Fund BlackRock
Akiva Dickstein*	13	13,240,000	11	5,400,000	98	56,020,000
Scott MacLellan*	12	9,610,000	16	4,390,000	130	58,600,000

*	As of September 30, 2020

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Ultra Short Duration Fund BlackRock
Akiva Dickstein*	—	—	—	—	7	5,640,000
Scott MacLellan*	—	—	—	—	2	899,200

*	As of September 30, 2020

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUPP-6C-2020-8